Note 9 - Equity Plans and Related Equity Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

8. Equity Plans and Related Equity Activities

Equity Incentive Plans

In December 2010, we adopted the 2010 Stock Incentive Plan and 2010 Equity Incentive Plan, which expired in 2020. In August 2020, we adopted the 2020 Equity Incentive Plan. Upon the close of the merger, we adopted the 2022 Equity Incentive Plan (the 2022 Plan, the 2020 Equity Incentive Plan, the 2010 Stock Incentive Plan and the 2010 Equity Incentive Plan, collectively, the “Plans”). No further grants will be made under the 2020 Equity Incentive Plan. The 2022 Equity Incentive Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit, performance stock awards, and other forms of equity awards as described in the 2022 Equity Incentive Plan.

Initially, the maximum number of shares of common stock reserved for issuance under the 2022 Equity Incentive Plan was 2,573,405 shares, plus any shares that may be added to the 2022 Plan’s reserve if awards from the 2010 Equity Incentive Plan or 2020 Equity Incentive Plan expire, are canceled or otherwise terminate, up to a maximum of 3,461,319 shares added from such expirations, cancellations, and terminations. As of March 31, 2023, Apexigen had reserved 7,026,454 shares of common stock for the issuance of incentive and non-statutory stock options to purchase common stock, stock awards, and restricted stock awards to employees, directors, and consultants under the Plans. The number of shares of common stock reserved for issuance under the 2022 Equity Incentive Plan will automatically increase on January 1 of each calendar year, starting on January 1, 2023 through January 1, 2032, in an amount equal to the lesser of (1) 5.0% of the total number of shares of common stock outstanding on the last day of the calendar month before the date of each automatic increase, (2) 3,216,756 shares, or (3) such number of shares determined by the administrator of the 2022 Plan. On January 1, 2023, the number of shares of common stock reserved for issuance under the 2022 Plan automatically increased by 1,132,300 shares.

The Board determines the period over which options become exercisable and options generally vest over a four-year period. No option will become exercisable after the expiration of ten years from the date of grant. The term of an incentive stock option (“ISO”) granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO and non-statutory stock option (“NSO”) will not be less than 100% of the estimated fair value of the shares on the date of grant, and the exercise price of an ISO and NSO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of grant.

In February 2021, we entered into a consulting agreement with a Board member and granted an option (the “Stock Option”) to acquire 20,489 shares of common stock. The Stock Option vests upon the achievement of certain performance milestones and has a ten-year term. Based on the guidance in ASC Topic 718, Stock Compensation, we concluded that the Stock Option is a performance-based stock option. As determined by the Board, we achieved one of the performance milestones under the Stock Option during 2021. As a result, 5,122 options vested in 2021, and we recognized $20,000 of stock-based compensation expense in 2021. No other performance milestone had been achieved as of March 31, 2023. The unrecognized stock-based compensation expense for this option as of March 31, 2023 was approximately $60,000.

In September 2022, we granted options to purchase 700,000 shares of common stock to our non-executive Board members at an exercise price of $2.65 per share pursuant to our Outside Directors Compensation Policy. These options vest over 3 years in equal annual installments. The weighted average grant date fair value per options was $1.96 and the fair value of these options is approximately $1.3 million. $0.1 million was recorded as stock-based compensation expense during the three months ended March 31, 2023. The unrecognized stock-based compensation expense for these option as of March 31, 2023 is approximately $1.1 million.

In October 2022, we granted restricted stock units for 243,618 shares of common stock to various employees. The weighted average grant date fair value per restricted stock units was $2.46 and the fair value of these restricted stock units is approximately $0.6 million. We amortize the fair value of the units on a straight-line basis over its vesting periods. The restricted stock units are 50% vested in December 2022 and 50% vested in June 2023. Additionally, any unvested restricted stock units shall be fully vested upon satisfaction of severance conditions. On December 15, 2022, 121,804 shares were vested and issued for common stock and 41,136 shares were forfeited to cover tax related withholdings. 10,823 shares were vested and issued for common stock during the three months ended March 31, 2023 upon satisfaction of severance conditions. Tax related withholdings of the vested restricted stock units during the three months ended March 31, 2023 was approximately $6,000, which equivalent to 6,993 shares of restricted stock units forfeited to cover the tax related withholdings. $0.2 million was recorded as operating expense during the three months ended March 31, 2023. The unrecognized stock-based compensation expense for these restricted stock units as of March 31, 2023 is approximately $0.1 million.

In March 2023, we granted restricted stock units ("RSUs") for 482,500 shares of common stock to various employees. The weighted average grant date fair value per RSU was $0.52 and the fair value of these RSUs is approximately $0.3 million. We amortize the fair value of the RSUs on a straight-line basis over its vesting periods. The RSUs vest based on different milestones or periods. Additionally, any unvested RSUs shall be fully vested upon satisfaction of severance conditions. Approximately $5,000 was recorded as operating expense during the three months ended March 31, 2023. The unrecognized stock-based compensation expense for these RSUs as of March 31, 2023 was approximately $0.2 million.

Equity Plans' Activities

There were no options granted during the three months ended March 31, 2023. During the three months ended March 31, 2022, we granted options to purchase 524,253 shares of common stock with a weighted-average exercise price of $4.79 per share. For the options granted during the three months ended March 31, 2022, we expect to recognize $1.8 million of stock-based compensation over the related vesting period. The weighted-average grant date fair value of options granted during the three months ended March 31, 2022 was $3.42 per share. During the three months ended March 31, 2023 and 2022, options to purchase 80,751 shares and 580,333 shares, were canceled, with a weighted-average exercise price of $3.74 and $2.30 per share, respectively. There were no options exercised during the three months ended March 31, 2023. For the three months ended March 31, 2022, the aggregate intrinsic value of the options exercised was $0.1 million.

Equity Stock Purchase Plan

In August 2022, we adopted the Apexigen, Inc. 2022 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides eligible employees with a means of acquiring shares of our common stock at a discounted purchase price using their own accumulated payroll deductions. Under the terms of the ESPP, eligible employees can elect to have up to 15% of their eligible compensation, up to a maximum of $25,000 per year, withheld to purchase shares of common stock for a purchase price equal to 85% of the lower of the fair market value per share of common stock on (i) the commencement date of the 24-month offering period or (ii) the respective purchase date.

As of March 31, 2023, Apexigen had reserved 483,801 shares of common stock under purchase rights granted to our eligible employees or to eligible employees of any of our designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, beginning on January 1, 2023 through January 1, 2032, by the lesser of (1) 1.0% of the total number of shares of common stock outstanding on the last day of the calendar month before the date of the automatic increase, and (2) 536,126 shares; provided that before the date of any such increase, our Board may determine that such increase will be less than the amount set forth in clauses (1) and (2). On January 1, 2023, the number of shares of common stock reserved for issuance under the ESPP automatically increased by 226,460 shares.

The initial offering period commenced in November 2022. As of March 31, 2023, no shares of common stock were purchased under the ESPP. There was approximately $37,000 of stock-based compensation expense related to the ESPP recognized during the three months ended March 31, 2023. As of March 31, 2023, there was $0.1 million of unrecognized stock-based compensation cost related to ESPP, which we expect to recognize over a weighted average period of 1.6 years. As of March 31, 2023, 483,801 shares were available under the ESPP for future issuance.

Stock-Based Compensation

Stock-based compensation is included in the consolidated statements of operations and comprehensive loss in research and development and general and administrative expense depending on the nature of the services provided. The following table illustrates stock-based compensation expense related to stock options granted under the Plans recognized for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
	2023	2022
Research and development	$97	$119
General and administrative	390	302
Total stock-based compensation	$487	$421

As of March 31, 2023, there was $3.6 million of unrecognized stock-based compensation cost related to stock options granted to employees and others under the Plans, which we expect to recognize over a weighted average period of 2.4 years.

9. Equity Plans and Related Equity Activities

Equity Incentive Plans

In December 2010, we adopted the 2010 Stock Incentive Plan and 2010 Equity Incentive Plan, which expired in 2020. In August 2020, we adopted the 2020 Equity Incentive Plan. Upon the close of the merger (see Note 3), we adopted the 2022 Equity Incentive Plan (the 2022 Plan, the 2020 Equity Incentive Plan, the 2010 Stock Incentive Plan and the 2010 Equity Incentive Plan, collectively, the “Plans”). No further grants will be made under the 2020 Equity Incentive Plan. The 2022 Equity Incentive Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit, performance stock awards, and other forms of equity awards as described in the 2022 Equity Incentive Plan.

Initially, the maximum number of shares of common stock that we may issue under the 2022 Equity Incentive Plan is 2,573,405 shares plus any shares that may be added to the 2022 Plan’s reserve if awards from the 2010 Equity Incentive Plan or 2020 Equity Incentive Plan expire, are canceled or otherwise terminate, up to a maximum of 3,461,319 shares added from such expirations, cancellations, and terminations. As of December 31, 2022, Apexigen had reserved 5,904,977 shares of common stock for the issuance of incentive and non-statutory stock options to purchase common stock, stock awards, and restricted stock awards to employees, directors, and consultants under the Plans. The number of shares of common stock reserved for issuance under the 2022 Equity Incentive Plan will automatically increase on January 1 of each calendar year, starting on January 1, 2023 through January 1, 2032, in an amount equal to the lesser of (1) 5.0% of the total number of shares of common stock outstanding on the last day of the calendar month before the date of each automatic increase, (2) 3,216,756 shares, or (3) such number of shares determined by the administrator of the 2022 Plan.

The Board determines the period over which options become exercisable and options generally vest over a four-year period. No option will become exercisable after the expiration of ten years from the date of grant. The term of an incentive stock option (“ISO”) granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO and non-statutory stock option (“NSO”) will not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, and the exercise price of an ISO and NSO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of grant.

In February 2021, we entered into a consulting agreement with a Board member and granted an option (the “Stock Option”) to acquire 20,489 shares of common stock. The Stock Option vests upon the achievement of certain performance milestones and has a ten-year term. Based on the guidance in ASC Topic 718, Stock Compensation, we concluded that the Stock Option is a performance-based stock option. As determined by the Board, we achieved one of the performance milestones under the Stock Option during 2021. As a result, 5,122 options were vested during the year ended December 31, 2021, and we recognized $20,000 of stock-based compensation expense in the year ended December 31, 2021. No other performance milestone was achieved as of December 31, 2022. The unrecognized stock-based compensation expense for this option as of December 31, 2022 is approximately $60,000.

In July 2022, we granted restricted stock awards for 23,518 shares of common stock to two former Board members of Legacy Apexigen. The weighted average grant date fair value per restricted stock awards was $10.30 and the fair value of these restricted stock awards is approximately $0.2 million. The restricted stock awards are fully vested upon grant date and $0.2 million was recorded as general and administrative expense during the year ended December 31, 2022.

In September 2022, we granted options to purchase 700,000 shares of common stock to our non-executive Board members at an exercise price of $2.65 per share pursuant to our Outside Directors Compensation Policy. These options vest over 3 years in equal annual installments. The weighted average grant date fair value per options was $1.96 and the fair value of these options is approximately $1.3 million. $0.1 million was recorded as stock-based compensation expense during the year ended December 31, 2022.

In October 2022, we granted restricted stock units for 243,618 shares of common stock to various employees. The weighted average grant date fair value per restricted stock units was $2.46 and the fair value of these restricted stock units is approximately $0.6 million. We amortize the fair value of the units on a straight-line basis over its vesting periods. The restricted stock units are 50% vested in December 2022 and 50% vested in June 2023. $0.3 million was recorded as operating expense during the year ended December 31, 2022. Tax related withholdings of restricted stock units was approximately $43,000 during 2022, which equivalent to 42,415 shares of restricted stock units forfeited to cover the tax related withholdings.

Equity Stock Purchase Plan

In August 2022, we adopted the Apexigen, Inc. 2022 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides eligible employees with a means of acquiring shares of our common stock at a discounted purchase price using their own accumulated payroll deductions. Under the terms of the ESPP, eligible employees can elect to have up to 15% of their eligible compensation, up to a maximum of $25,000 per year, withheld to purchase shares of common stock for a purchase price equal to 85% of the lower of the fair market value per share of common stock on (i) the commencement date of the 24-month offering period or (ii) the respective purchase date.

The ESPP authorizes the issuance of 257,341 shares of common stock under purchase rights granted to our eligible employees or to eligible employees of any of our designated affiliates. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, beginning on January 1, 2023 through January 1, 2032, by the lesser of (1) 1.0% of the total number of shares of common stock outstanding on the last day of the calendar month before the date of the automatic increase, and (2) 536,126 shares; provided that before the date of any such increase, our Board may determine that such increase will be less than the amount set forth in clauses (1) and (2).

The initial offering period commenced in November 2022. As of December 31, 2022, no shares of common stock were purchased under the ESPP. There was approximately $39,000 of stock-based compensation expense related to the ESPP recognized during the year ended December 31, 2022. As of December 31, 2022, there was $0.3 million of unrecognized stock-based compensation cost related to ESPP, which we expect to recognize over a weighted average period of 1.9 years. As of December 31, 2022, 257,341 shares were available under the ESPP for future issuance.

Stock-Based Compensation

Stock-based compensation is included in the consolidated statements of operations and comprehensive loss in research and development and general and administrative expense depending on the nature of the services provided. The following table illustrates stock-based compensation expense related to equity awards granted under the Plans and ESPP recognized for years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$583	$292
General and administrative	1,300	851
Total stock-based compensation	$1,883	$1,143

As of December 31, 2022, there was $4.2 million of unrecognized stock-based compensation cost related to equity awards granted to employees and others under the Plans and ESPP, which we expect to recognize over a weighted average period of 2.6 years.

Summary of Assumptions for Stock Options and ESPP

In determining the fair value of the stock options granted and ESPP, we used the Black-Scholes option-pricing model and the following assumptions:

	Year Ended December 31,
	2022			2021
Option Grants:
Expected term (years)	5.00	-	6.06	5.62	-	10.00
Expected volatility	71%	-	86%		88%
Risk-free interest rate	0.53%	-	4.07%	0.60%	-	1.20%
Expected dividend		0%			0%
ESPP:
Expected term (years)	0.50	-	2.00
Expected volatility	83%	-	93%
Risk-free interest rate	4.37%	-	4.60%
Expected dividend		0%

The assumptions used to determine the fair value of the equity awards are as follows:

●

Expected volatility: Because our stock is recently traded in an active market, we calculate volatility by using the historical volatilities of the common stock of comparable publicly traded companies. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the equity awards.

●	Risk-free interest rate: we base the risk-free interest rate from the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

●

Expected term: we determine the expected life of awards granted using the “simplified” method. Under this approach, we presume the expected term to be the mid-point between the weighted-average vesting term and the contractual term of the option. The simplified method makes the assumption that the award recipient will exercise share options evenly over the period when the share options are vested and ending on the date when the share options would expire.

●	Expected dividend yield: we have never paid cash dividends on its common stock and do not have plans to pay cash dividends in the future. Therefore, we use an expected dividend yield of zero.

Equity Plans' Activities

The following table summarizes the activities under the Plans (in thousands, except share and per share amounts):

	Awards Available to Grant	Number of Awards Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	888,435	3,536,715	$2.71
Shares authorized added to 2022 Plan	2,573,405
Shares not returned to plan	(913,842)
Options Granted	(2,097,010)	2,097,010	$3.18
Options Exercised	-	(75,550)	$1.45
Options Cancelled	839,156	(839,156)	$2.43
Restricted stock awards granted	(23,518)	23,518	$-
Restricted stock awards vested	-	(23,518)	$-
Restricted stock units granted	(243,618)	243,618	$-
Restricted stock units vested	-	(80,668)	$-
Restricted stock units forfeited	42,415	(42,415)	$-
Outstanding at December 31, 2022	1,065,423	4,839,554	$2.91	6.66	$82
Vested and exercisable at December 31, 2022		2,685,009	$2.75	4.41	$-
Vested and expected to vest at December 31, 2022		4,824,187	$2.91	6.65	$82

The weighted average grant date fair value of options granted during 2022 and 2021 was $2.30 and $3.39, respectively.

The following table summarizes information about our outstanding options as of December 31, 2022 by range of exercise prices and excludes the 120,535 shares of restricted stock units outstanding as of December 31, 2022:

			Awards Outstanding			Awards Exercisable
Range of Exercise Price			Number of Awards	Weighted-Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share	Number of Awards	Weighted-Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share
$1.27	to	$2.65	3,103,997	6.12	$2.08	1,692,935	3.09	$1.68
$3.03	to	$4.79	1,384,481	7.55	$4.38	820,036	6.72	$4.13
$6.54	to	$7.62	230,541	6.83	$6.84	172,038	6.40	$6.69
			4,719,019	6.58	$2.99	2,685,009	4.41	$2.75